Deferred Revenue	12 Months Ended
Dec. 31, 2017
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 7 – DEFERRED REVENUE

The Company has several signed contracts with customers for the distribution of financial messaging, or other services, which include payment in advance. The payments are not recorded as revenue until the revenue is earned under its revenue recognition policy discussed in Note 2. Deferred revenue was $507,160 and $386,581 as of December 31, 2017 and 2016, respectively.